Pension Plans and Other Postretirement Benefit Plans - Schedule of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30	$ 25	$ 90	$ 75
Interest cost	927	928	2,781	2,784
Expected return on plan assets	(1,504)	(1,504)	(4,512)	(4,512)
Recognized actuarial loss	314	355	1,036	1,066
Net periodic (benefit) cost	(233)	(196)	(605)	(587)
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	8	9	24	27
Interest cost	11	12	33	36
Expected return on plan assets	0	0	0	0
Recognized actuarial loss	9	16	27	48
Net periodic (benefit) cost	$ 28	$ 37	$ 84	$ 111